Prepayments and Other Current Assets - Additional Information (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Allowance for doubtful accounts	¥ 69,417	$ 10,893	¥ 10,051	$ 1,577	¥ 862	¥ 392
Third Party [Member]
Allowance for doubtful accounts	¥ 1,537	$ 241	¥ 1,586